Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000070424 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070424 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000070424 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%
C000070424 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000070424 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000070424 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000070424 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000070424 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000070424 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000070424 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000070424 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006712 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006712 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006712 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%
C000006712 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000006712 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006712 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006712 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006712 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006712 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006712 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006712 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006723 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006723 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006723 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%
C000006723 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000006723 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006723 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006723 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006723 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006723 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006723 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006723 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006722 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006722 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006722 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%
C000006722 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000006722 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006722 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006722 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006722 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006722 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006722 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006722 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006720 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006720 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006720 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%
C000006720 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000006720 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006720 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006720 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006720 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006720 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006720 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006720 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006718 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006718 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006718 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%
C000006718 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000006718 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006718 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006718 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006718 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006718 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006718 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006718 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006717 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006717 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006717 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%
C000006717 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000006717 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006717 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006717 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006717 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006717 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006717 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006717 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006716 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006716 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006716 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%
C000006716 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000006716 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006716 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006716 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006716 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006716 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006716 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006716 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006711 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006711 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006711 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%
C000006711 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000006711 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006711 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006711 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006711 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006711 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006711 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006711 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006745 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000006745 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000006745 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006745 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006745 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006745 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006745 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006745 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006745 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000006745 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000006745 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006745 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006750 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000006750 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000006750 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006750 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006750 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006750 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006750 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006750 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006750 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000006750 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000006750 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006750 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006751 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000006751 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000006751 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006751 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006751 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006751 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006751 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006751 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006751 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000006751 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000006751 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006751 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006744 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000006744 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000006744 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006744 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006744 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006744 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006744 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006744 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006744 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000006744 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000006744 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006744 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006753 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000006753 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000006753 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006753 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006753 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006753 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006753 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006753 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006753 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000006753 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000006753 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006753 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006755 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000006755 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000006755 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006755 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006755 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006755 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006755 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006755 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006755 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000006755 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000006755 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006755 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006756 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000006756 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000006756 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006756 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006756 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006756 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006756 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006756 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006756 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000006756 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000006756 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006756 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006746 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000006746 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000006746 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006746 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006746 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006746 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006746 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006746 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006746 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000006746 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000006746 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006746 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119776 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000119776 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000119776 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000119776 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000119776 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000119776 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119776 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000119776 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000119776 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000119776 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000119776 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119776 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000195152 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000195152 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000195152 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000195152 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000195152 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000195152 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000195152 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000195152 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000195152 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000195152 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000092113 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000092113 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092113 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000092113 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000092113 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000092113 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000092113 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092113 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092113 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000092113 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006759 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006759 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006759 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006759 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000006759 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000006759 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006759 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006759 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006759 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000006759 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006758 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006758 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006758 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006758 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000006758 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000006758 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006758 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006758 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006758 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000006758 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006757 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006757 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006757 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000006757 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000006757 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000006757 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006757 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006757 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006757 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000006757 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006760 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006760 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006760 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000006760 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006760 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006760 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006760 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006760 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006760 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006760 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006760 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000006760 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000006760 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006760 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000006765 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006765 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006765 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000006765 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006765 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006765 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006765 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006765 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006765 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006765 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006765 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000006765 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000006765 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006765 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000006766 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006766 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006766 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000006766 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006766 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006766 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006766 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006766 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006766 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006766 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006766 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000006766 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000006766 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006766 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000006767 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006767 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006767 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000006767 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006767 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006767 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006767 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006767 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006767 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006767 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006767 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000006767 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000006767 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006767 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000006769 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006769 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006769 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000006769 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	106000.00%
C000006769 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006769 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006769 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006769 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006769 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006769 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006769 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000006769 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000006769 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006769 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000006771 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006771 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006771 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000006771 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006771 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006771 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006771 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006771 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006771 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006771 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006771 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000006771 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000006771 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006771 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000006772 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006772 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006772 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000006772 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006772 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006772 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006772 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006772 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006772 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006772 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006772 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000006772 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000006772 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006772 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000006761 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006761 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006761 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000006761 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006761 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006761 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006761 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006761 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006761 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006761 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006761 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000006761 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000006761 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006761 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000034443 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034443 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000034443 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000034443 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000034443 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000034443 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000034443 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000034443 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034443 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000034443 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000034443 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000034443 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000034443 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034443 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%